Description of Business and Summary of Significant Accounting Policies - Schedule of Valuation and Qualifying Accounts Disclosure (Details) - Allowance for Doubtful Accounts [Member] - USD ($)
$ in Millions
	12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016
Movement in Valuation Allowances and Reserves [Roll Forward]
Balance at beginning of fiscal year	$ 45.8	$ 36.5	$ 29.5
Reduction in sales and charges to costs and expenses	202.8	215.6	200.8
Deductions	(198.9)	(206.3)	(193.8)
Balance at end of fiscal year	$ 49.7	$ 45.8	$ 36.5